Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 0.0	$ 538.6
Total equity accounted investees	12.6	10.0
Total equity accounted investees	12.6	548.6
Share of results of equity investees, net of taxation	(53.6)	(32.6)	$ (2.9)
Discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	0.0	18.9	(13.0)
Aggregate continuing and discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	(53.6)	(51.5)	10.1
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	0.0
Share of results of equity investees, net of taxation	(1.5)	(1.3)	(1.0)
Asanko Gold
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	0.0
Asanko Gold | Non-current assets held for sale
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	53.6
Asanko Gold | Earnings
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	0.0	28.0	13.0
Asanko Gold | Impairment
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	0.0	(46.9)	0.0
Windfall Project
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	538.6
Windfall Project | Impairment
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	(47.5)	(28.4)	0.0
Other associates
Disclosure of equity-accounted investees [line items]
Total equity accounted investees	12.6	10.0
Share of results of equity investees, net of taxation	$ (4.6)	$ (2.9)	$ (1.9)